Segmented Information - Reconciliation Of Segment Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 5,587	$ 5,495
Utilities
Revenues	3,817	4,044
Midstream
Revenues	1,635	1,228
Corporate/Other
Revenues	135	223
Intersegment revenue
Revenues	1	32
Intersegment revenue | Utilities
Revenues	0	0
Intersegment revenue | Midstream
Revenues	1	32
Intersegment revenue | Corporate/Other
Revenues	0	0
Operating Segments
Revenues	5,588	5,527
Operating Segments | Utilities
Revenues	3,817	4,044
Operating Segments | Midstream
Revenues	1,636	1,260
Operating Segments | Corporate/Other
Revenues	$ 135	$ 223